Liabilities Related to Business Combinations and to Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities in business combination [abstract]
Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests
Movements in liabilities related to business combinations and to non-controlling interests in the first half of 2024 are shown below:

(€ million)	MSD contingent consideration (European Vaccines business)	Shire contingent consideration arising from acquisition of Translate Bio	Contingent consideration arising from acquisition of Amunix	Other	Total (a)
Balance at January 1, 2024	127	441	137	4	709
Payments made	(71)	—	—	—	(71)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount) (b)	4	71	—	—	75
Other movements	—	—	—	(3)	(3)
Currency translation differences	1	14	3	—	18
Balance at June 30, 2024	61	526	140	1	728
Of which:
•Current portion					201
•Non-current portion					527
(a)As of January 1, 2024, this comprised a non-current portion of €501 million and a current portion of €208 million.
(b)    Amounts mainly reported within the income statement line item “Fair value remeasurement of contingent consideration”.